Related Party Transactions - Summary of Expense or Contra-Expense (Detail) - Refinitiv [member] $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Properties leased [member]
Disclosure of expenses [line items]
Provided by Thomson Reuters to Refinitiv Contra-expense	$ 18
Provided by Refinitiv to Thomson Reuters (Expense)	(19)
Transitional services [member]
Disclosure of expenses [line items]
Provided by Thomson Reuters to Refinitiv Contra-expense	17
Provided by Refinitiv to Thomson Reuters (Expense)	$ (35)